Related Party Transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 12, 2022 CNY (¥)	Jul. 22, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jul. 22, 2022 USD ($)
Related Party Transactions [Line Items]
Percentage of interest rate per annum	7.45%
Disposal of property and equipment			¥ 57,998				¥ 57,998
Fine Nation Group Limited [Member]
Related Party Transactions [Line Items]
Percentage of interest rate per annum		7.45%
Fine Nation Group Limited [Member]
Related Party Transactions [Line Items]
Issuance of promissory notes		¥ 877,487						$ 130,000
BGY Education Investment Member
Related Party Transactions [Line Items]
Short term loan	¥ 480,000